Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0001069258
Registrant Name	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.
Registration File Number	333-293786
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES